Columbia Variable Portfolio - International Opportunity Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – International Opportunity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - International Opportunity Fund		Columbia Variable Portfolio - International Opportunity Fund	Columbia Variable Portfolio - International Opportunity Fund Class 1, Columbia Variable Portfolio - International Opportunity Fund	Columbia Variable Portfolio - International Opportunity Fund Class 2, Columbia Variable Portfolio - International Opportunity Fund	Columbia Variable Portfolio - International Opportunity Fund Class 3, Columbia Variable Portfolio - International Opportunity Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.20%	0.20%	0.20%
Total annual fund operating expenses			0.99%	1.24%	1.12%
[1]	The expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - International Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - International Opportunity Fund	Class 1	101	316	548	1,218
Class 2, Columbia Variable Portfolio - International Opportunity Fund	Class 2	126	394	682	1,505
Class 3, Columbia Variable Portfolio - International Opportunity Fund	Class 3	114	356	618	1,368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets. The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with an above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•  how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +19.41% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - International Opportunity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3, Columbia Variable Portfolio - International Opportunity Fund	Columbia VP — International Opportunity Fund:	Class 3		13.89%	3.90%	1.91%
MSCI EAFE Index		MSCI EAFE Index	(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	3.94%
Lipper International Large-Cap Core Funds Index		Lipper International Large-Cap Core Funds Index	(reflects no deduction for taxes)	8.82%	2.33%	3.06%